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       Investments(R)







                                                 May 12, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Ibbotson Asset Allocation Series (the "Trust")
     (File Nos. 333-114788 and 811-21569)
     CIK No. 0001288255

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of multi-class statement of additional information ("SAI") for Pioneer Ibbotson Conservative Allocation Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from the SAI contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A filed with the Commission on May 6, 2005 (Accession No. 0001016964-05-000218).

        If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4699.

                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                 Karen Jacoppo-Wood
                                                 Counsel

cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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